OTHER EXPENSES BY FUNCTION (Tables)	12 Months Ended
Dec. 31, 2021
OTHER EXPENSES BY FUNCTION
Schedule of other expenses by function

	01.01.2021	01.01.2020	01.01.2019
Description	12.31.2021	12.31.2020	12.31.2019
	ThCh$	ThCh$	ThCh$
Contingencies and associated non-operating fees	7,950,093	1,081,812	17,690,171
Tax on bank debts and other bank expenses	5,270,040	3,367,615	4,356,973
Write-offs and disposal of Property, plant and equipment	417,623	7,972,976	2,978,194
Others	1,574,034	5,007,853	1,157,509
Total	15,211,790	17,430,256	26,182,847